Subsequent Events	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events

10.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through November 22, 2021, the date the condensed financial statements were available to be issued.
On October 8, 2021, the Company completed the Merger and received approximately $246,000 thousand in net proceeds. Upon the Merger closing, each share of the Company’s common stock, par value $0.0001 per share (“ESS Common Stock”) was converted into the right to receive shares of New ESS common stock at an exchange ratio of approximately 1.47 (the “Per Share Consideration”) as calculated pursuant to the Merger Agreement. The aggregate consideration paid to ESS stockholders in connection with the Merger (excluding any potential Earnout Stock), was 99,562,793 shares of New ESS Common Stock.
The Merger occurred based on the following events contemplated by the Merger Agreement:

•
Each issued and outstanding share of the Company’s preferred stock was converted into shares of ESS Common Stock at the then-effective conversion rate as calculated pursuant to the Company’s Certificate of Incorporation immediately prior to the closing;

•	Each issued and outstanding warrant of the Company was exercised in full in exchange for the issuance of shares of ESS Common Stock immediately prior to the closing;

•
Each issued and outstanding share of ESS Common Stock (including shares of ESS Common Stock resulting from the conversion of preferred stock and the exercise and settlement of all outstanding warrants) was cancelled and converted into the right to receive a number of shares of New ESS Common Stock equal to the Per Share Consideration;

•
Each issued and outstanding vested and unvested Company option was converted into options of New ESS exercisable for shares of New ESS Common Stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Per Share Consideration; and

•	Each issued and outstanding vested and unvested restricted stock unit (“RSU”) of the Company was converted into New ESS RSUs for the same number of shares of New ESS Common Stock with the same terms.
Other events that took place in connection with the Merger are summarized below:

•	The issuance and sale of 25,000,000 shares of New ESS Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of $250,000 thousand pursuant to the PIPE;

•	The issuance to ESS employees and other service providers of 824,998 RSUs (the “Incentive RSU Pool”), which vest subject to meeting certain future earnout milestone events and continued service;

•
Pursuant to the Merger Agreement, up to 54 months after October 8, 2021, New ESS may issue to eligible ESS securityholders, on a pro rata basis, up to 16,500,000 shares of additional New ESS Common Stock less any ESS RSUs issued pursuant to the Incentive RSU Pool, issuable in two equal tranches upon the occurrence of the respective Earnout Milestone Events; and

•	Repayment of $20,000 thousand in principal plus accrued interest to settle amounts outstanding under the Company’s Bridge Loan, following the Closing.

17.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through June 16, 2021, the date the financial statements were available to be issued.
New Lease Facility
The Company entered into a new building lease, which commenced on January 1, 2021, has an initial five-year term plus an option to extend for an additional five years. Following an initial rent abatement period, monthly base rent of $42 thousand per month, plus expenses, begins July 1, 2021. Base rent increases 3% annually beginning on July 1, 2022.
Fourth Restatement of Certificate of Incorporation
On February 26, 2021, the Company amended and restated its certificate of incorporation (the “Fourth Restatement”). This Fourth Amended and Restated Certificate of Incorporation replaces all previous Certificates of Incorporation. See note 10 for details of previous Certificates of Incorporation.
Under the Fourth Restatement, the Company is authorized to issue 79,000,000 shares of common stock with $0.0001 par value.
The Fourth Restatement increased the number of shares of redeemable convertible preferred stock authorized for issuance from 61,436,037 to 62,072,064 with $0.0001 par value, of which 5,941,109 shares are designated as Series A, 12,011,923 shares are designated as Series B, 16,345,688 shares are designated as Series C-1, and the remaining 27,773,344 shares are designated as Series C-2.
Under the Fourth Restatement, dividends, original issue price and liquidation preference remain the same as the Third Restatement.
Sale of Series C-2 Redeemable Convertible Preferred Stock
In March 2021, the Company issued 3,900,988 shares of Series C-2 redeemable convertible preferred stock for $2.94797 per share, totaling $11,500 thousand. In connection with the sale of the Series C-2 redeemable convertible preferred stock, the Company issued warrants to purchase 585,145 shares of Series C-2 redeemable convertible preferred stock. The warrants are exercisable at a price of $0.0001 per share. The purchases of Series C-2 redeemable convertible preferred stock replaced the Series C-2 Redeemable Convertible Purchase Right to 23,236,327 shares.
Merger with ACON S2 Acquisition Corp.
On May 6, 2021, the Company entered into a definitive business combination agreement with ACON, a special purpose acquisition company (“SPAC”). The merger is valued at $1.07 billion and is projected to provide $465,000 thousand net cash. The transaction is expected to close in the latter half of 2021.
Amendment to Series C-2 Redeemable Convertible Preferred Stock Purchase Right
On May 7, 2021, the Company amended its Series C-2 Preferred Stock Purchase Agreement And Amendment To Series C Preferred Stock Purchase Agreement. Under the terms of the amended agreement, in conjunction with a successful SPAC merger with ACON, two existing investors will purchase 5,427,464 additional shares of Series C-2 redeemable convertible preferred stock and will receive warrants to purchase 14,364,207 shares of Series C-2 redeemable convertible preferred stock with an exercise price of $.0001 per share in exchange for $16,000 thousand. The Series C-2 Redeemable Convertible Purchase Right will be eliminated in the event of the successful SPAC merger. If the SPAC merger is unsuccessful, then the two investors’ rights under the Series C-2 Redeemable Convertible Purchase Right from the Series C Preferred Stock Purchase Agreement dated August 28, 2019 will be restored.

ACON S2 Acquisition Corp [Member]
Subsequent Events
Note 12—Subsequent Events
Management has evaluated subsequent events or transactions that occurred up to the date the financial statements were issued. Based on this review, Management determined that all events or transactions that require potential adjustment to or disclosure in the financial statements have been recognized or disclosed herein.

Note
12-Subsequent
Events
Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were available for issuance. Based upon this review, except as noted above regarding the consummation of the business combination on October 8, 2021 (see Note 1 for additional information), the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.